Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Cash Flow Information Related to Operating Leases

Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Cash payments for operating leases	296	246	242

The weighted average lease term and weighted average discount rate as of December 31, 2024, was as follows:

Operating leases weighted average remaining lease term (in years)	1.48
Operating leases weighted average discount rate	7.5%

Schedule of Maturities of Operating Leases Liabilities and the Reconciliation of Undiscounted Cash Flows

The maturities of operating lease liabilities and the reconciliation of undiscounted cash flows for operating lease liabilities as of December 31, 2024, were as follows:

2025	304
2026	194
2027	31
2028	-
Undiscounted cash flows for operating leases	529
Less: amount representing interest	(70)
Operating lease liabilities	459